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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Company

Investment Company Act file number:   811-21786

ING Global Advantage and Premium
Opportunity Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices)           (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2012

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Global Advantage and Premium Opportunity Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of November 30, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.2%
		Australia: 3.6%
11,412		AGL Energy Ltd.	$171,269	0.1
7,587		ALS Ltd./Queensland	75,372	0.0
7,941		Amcor Ltd.	65,505	0.0
6,072		AMP Ltd.	29,168	0.0
5,213		APA Group	30,496	0.0
6,135		Asciano Group	27,880	0.0
23,748		Australia & New Zealand Banking Group Ltd.	604,369	0.3
7,555		Bendigo Bank Ltd.	63,759	0.0
29,967		BHP Billiton Ltd.	1,079,184	0.5
4,030		Brambles Ltd.	30,457	0.0
1,567		Caltex Australia Ltd.	29,929	0.0
27,032		CFS Retail Property Trust	54,764	0.0
3,822		Coca-Cola Amatil Ltd.	54,836	0.0
402		Cochlear Ltd.	31,644	0.0
16,015		Commonwealth Bank of Australia	998,339	0.4
5,096		Computershare Ltd.	46,325	0.0
3,957		CSL Ltd.	213,427	0.1
52,905		Dexus Property Group	55,533	0.0
39,182		Fortescue Metals Group Ltd.	160,273	0.1
4,048		Iluka Resources Ltd.	34,851	0.0
35,051		Insurance Australia Group	169,509	0.1
13,363		Lend Lease Corp., Ltd.	120,049	0.1
3,818		Macquarie Group Ltd.	130,698	0.1
21,606		Metcash Ltd.	77,356	0.0
23,381		Mirvac Group	35,906	0.0
23,842		National Australia Bank Ltd.	605,247	0.3
4,673		Newcrest Mining Ltd.	124,896	0.1
1,572		Orica Ltd.	39,534	0.0
19,952		Origin Energy Ltd.	229,231	0.1
3,496		QBE Insurance Group Ltd.	39,947	0.0
2,712		Ramsay Health Care Ltd.	75,208	0.0
5,754		Rio Tinto Ltd.	353,315	0.2
4,070		Santos Ltd.	47,381	0.0
1,155	@	Shopping Centres Australasia Property Group	1,748	0.0
3,074		Sonic Healthcare Ltd.	43,134	0.0
25,668		SP AusNet	28,461	0.0
18,133		Suncorp-Metway Ltd.	183,536	0.1
16,796		Tattersall’s Ltd.	51,340	0.0
38,289		Telstra Corp., Ltd.	172,251	0.1
24,106		Toll Holdings Ltd.	117,209	0.1
6,853		Transurban Group	44,429	0.0
12,057		Wesfarmers Ltd.	447,216	0.2
11,723		Westfield Group	127,620	0.1
14,478		Westfield Retail Trust	45,211	0.0
29,228		Westpac Banking Corp.	778,482	0.4
9,424		Whitehaven Coal Ltd.	29,265	0.0
2,543		Woodside Petroleum Ltd.	89,787	0.0
5,778		Woolworths Ltd.	176,645	0.1
2,489		WorleyParsons Ltd.	63,867	0.0
			8,305,858	3.6
		Austria: 0.1%
14,037		Immofinanz Immobilien Anlagen AG	56,747	0.1
776		OMV AG	27,765	0.0
4,497		Telekom Austria AG	29,226	0.0
1,220		Verbund AG	27,934	0.0
			141,672	0.1
		Belgium: 0.6%
9,343		Anheuser-Busch InBev NV	820,426	0.4
969		Belgacom S.A.	28,490	0.0
771		Delhaize Group	28,566	0.0
463		Groupe Bruxelles Lambert S.A.	36,056	0.0
2,347		Telenet Group Holding NV	107,242	0.1
479		UCB S.A.	27,217	0.0
6,391		Umicore	332,310	0.1
			1,380,307	0.6
		China: 0.0%
17,000		BOC Hong Kong Holdings Ltd.	52,186	0.0
		Denmark: 0.5%
399		Coloplast A/S	93,161	0.1
2,932	@	Danske Bank A/S	50,258	0.0
6,250		Novo-Nordisk A/S	990,691	0.4
4,264		TDC A/S	29,081	0.0
331	@	William Demant Holding	26,889	0.0
			1,190,080	0.5
		Finland: 0.4%
11,559		Elisa OYJ	245,582	0.1
19,388		Fortum OYJ	348,988	0.2
7,497		Metso OYJ	282,147	0.1
2,309		Neste Oil OYJ	29,516	0.0
10,077		Nokia OYJ	33,109	0.0
2,074		Pohjola Bank PLC	28,996	0.0
			968,338	0.4
		France: 4.1%
6,800		Accor S.A.	226,279	0.1
494		Atos Origin	35,114	0.0
36,765		AXA S.A.	605,512	0.3
15,612		BNP Paribas	873,659	0.4
263		Bureau Veritas SA	29,194	0.0
665		Capgemini S.A.	28,190	0.0
7,815		Carrefour S.A.	192,878	0.1
324		Casino Guichard Perrachon S.A.	29,415	0.0
898	@	Cie Generale de Geophysique-Veritas	27,464	0.0
24,925		CNP Assurances	363,313	0.2
267		Dassault Systemes SA	30,241	0.0
954		Edenred	29,087	0.0
16,818		Electricite de France SA	308,662	0.1
304		Cie Generale D’Optique Essilor International S.A.	29,371	0.0
3,177		Fonciere Des Regions	266,901	0.1
3,979		France Telecom S.A.	42,324	0.0
7,087		Gaz de France	159,437	0.1
2,526		Gecina S.A.	279,494	0.1
3,769		Groupe Danone	239,221	0.1
180		Iliad SA	32,024	0.0
1,027		Lagardere SCA	30,958	0.0

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of November 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		France: (continued)
770		L’Oreal S.A.	$104,564	0.0
170		LVMH Moet Hennessy Louis Vuitton S.A.	29,850	0.0
8,702		Natixis	27,935	0.0
1,104		Pernod-Ricard S.A.	125,089	0.1
1,856		Publicis Groupe	105,093	0.1
10,000		Renault S.A.	500,950	0.2
9,047		Rexel SA	176,130	0.1
13,041		Sanofi-Aventis	1,164,782	0.5
432		Schneider Electric S.A.	30,410	0.0
1,623		Scor S.A.	42,884	0.0
1,055		Societe BIC S.A.	131,908	0.1
3,848	@	Societe Generale	139,490	0.1
1,682		Sodexho Alliance S.A.	135,929	0.1
2,693		Suez Environnement S.A.	29,352	0.0
2,681		Technip S.A.	311,696	0.1
1,439		Thales S.A.	51,809	0.0
15,719		Total S.A.	787,762	0.3
212		Unibail	49,807	0.0
2,882		Veolia Environnement	31,259	0.0
14,166		Vinci S.A.	626,093	0.3
23,651		Vivendi	508,785	0.2
3,691		Wendel	346,452	0.2
1,300		Zodiac Aerospace	145,360	0.1
			9,462,127	4.1
		Germany: 3.4%
5,658		Adidas AG	497,719	0.2
1,540		Allianz AG	200,337	0.1
1,177		Axel Springer AG	51,274	0.0
13,688		BASF AG	1,227,235	0.5
5,463		Bayer AG	494,414	0.2
360		Beiersdorf AG	28,234	0.0
1,447		Celesio AG	24,591	0.0
4,688		Continental AG	519,589	0.2
610		DaimlerChrysler AG	30,170	0.0
3,615		Deutsche Bank AG	159,454	0.1
912		Deutsche Boerse AG	51,346	0.0
28,044		Deutsche Post AG	582,495	0.3
20,586		Deutsche Telekom AG	226,748	0.1
735		Fresenius AG	84,997	0.0
408		Fresenius Medical Care AG & Co. KGaA	28,014	0.0
4,503		Hannover Rueckversicheru - Reg	332,029	0.2
3,373		HeidelbergCement AG	183,528	0.1
441		Henkel AG & Co. KGaA	29,873	0.0
2,852		Henkel KGaA - Vorzug	238,326	0.1
14,064		Infineon Technologies AG	107,920	0.1
5,960		Lanxess	519,106	0.2
2,768		Merck KGaA	370,385	0.2
987		Metro AG	27,634	0.0
2,759		Muenchener Rueckversicherungs AG	471,150	0.2
625		RWE AG	26,071	0.0
4,970		SAP AG	388,050	0.2
3,163		Siemens AG	327,009	0.2
7,375		Suedzucker AG	290,514	0.1
1,421		United Internet AG	31,870	0.0
754		Volkswagen AG	153,576	0.1
			7,703,658	3.4
		Hong Kong: 1.3%
21,570		AIA Group Ltd.	83,885	0.1
2,500		ASM Pacific Technology Ltd.	29,296	0.0
6,000		Cheung Kong Holdings Ltd.	91,543	0.1
5,000		Cheung Kong Infrastructure Holdings Ltd.	30,603	0.0
35,500		CLP Holdings Ltd.	311,109	0.2
174,000		First Pacific Co.	182,657	0.1
55,000	@	Galaxy Entertainment Group Ltd.	209,612	0.1
2,100		Hang Seng Bank Ltd.	32,062	0.0
42,000		Henderson Land Development Co., Ltd.	299,030	0.1
10,000		Hong Kong & China Gas	27,100	0.0
1,700		Hong Kong Exchanges and Clearing Ltd.	27,147	0.0
4,000		Power Assets Holdings Ltd.	35,209	0.0
3,000		Hutchison Whampoa Ltd.	30,842	0.0
8,000		Hysan Development Co., Ltd.	38,542	0.0
9,000		Link Real Estate Investment Trust	48,821	0.0
7,500		MTR Corp.	29,945	0.0
35,000		New World Development Ltd.	55,433	0.0
43,000		NWS Holdings Ltd.	70,126	0.0
71,000		PCCW Ltd.	29,860	0.0
30,000		Sino Land Co.	54,167	0.0
23,000		Sun Hung Kai Properties Ltd.	336,475	0.2
4,000		Swire Pacific Ltd.	49,024	0.0
61,000		Wharf Holdings Ltd.	469,315	0.2
81,000		Wheelock & Co., Ltd.	392,863	0.2
13,500		Yue Yuen Industrial Holdings	47,283	0.0
			3,011,949	1.3
		Ireland: 0.4%
2,537	@	Elan Corp. PLC	25,362	0.0
11,695		Ingersoll-Rand PLC	570,482	0.3
8,255		XL Group PLC	200,844	0.1
			796,688	0.4
		Israel: 0.2%
7,191	@	Bank Hapoalim BM	29,636	0.0
8,979	@	Bank Leumi Le-Israel BM	30,310	0.0
23,583		Bezeq Israeli Telecommunication Corp., Ltd.	28,836	0.0
3,908		Israel Chemicals Ltd.	48,149	0.0
513	@	Mellanox Technologies Ltd.	38,949	0.0
3,023	@	Mizrahi Tefahot Bank Ltd.	29,476	0.0
8,602		Teva Phaemaceutical Industries Ltd.	348,117	0.2
			553,473	0.2
		Italy: 0.5%
2,800		Assicurazioni Generali S.p.A.	47,036	0.0
1,749		Altantia S.p.A.	29,901	0.0
17,013		Enel Green Power SpA	29,048	0.0
7,594		Enel S.p.A.	28,802	0.0
7,742		ENI S.p.A.	183,595	0.1
67,525	@	Fiat S.p.A	313,109	0.2
43,786		Intesa Sanpaolo S.p.A.	73,782	0.0
635		Saipem S.p.A.	28,297	0.0
6,478		Snam Rete Gas S.p.A.	28,674	0.0

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of November 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Italy: (continued)
88,845		Telecom Italia S.p.A.	$80,943	0.1
72,131		Telecom Italia S.p.A. RNC	57,612	0.0
72,235		Terna S.p.A	274,543	0.1
9,448	@	UniCredit SpA	44,037	0.0
			1,219,379	0.5
		Japan: 8.5%
2,400		Advantest Corp.	32,231	0.0
2,600		Aeon Co., Ltd.	29,117	0.0
1,500		Aeon Credit Service Co., Ltd.	29,393	0.0
15,200		Aisin Seiki Co., Ltd.	451,505	0.2
9,000		Ajinomoto Co., Inc.	128,706	0.1
2,300		Alfresa Holdings Corp.	96,647	0.1
107,000		Aozora Bank Ltd.	331,536	0.2
1,700		Asahi Group Holdings, Ltd.	38,259	0.0
600		Astellas Pharma, Inc.	30,374	0.0
10,000		Bank of Yokohama Ltd.	47,541	0.0
900		Benesse Holdings, Inc.	39,338	0.0
32,800		Brother Industries Ltd.	319,336	0.1
23,200		Canon, Inc.	820,780	0.4
6,100		Casio Computer Co., Ltd.	45,854	0.0
6,400		Central Japan Railway Co.	507,541	0.2
18,000		Chiyoda Corp.	260,702	0.1
3,800		Chubu Electric Power Co., Inc.	51,457	0.0
1,400		Chugai Pharmaceutical Co., Ltd.	27,792	0.0
2,400		Chugoku Electric Power Co., Inc.	34,705	0.0
37,000		Sumitomo Mitsui Trust Holdings, Inc.	112,812	0.1
20,500		Citizen Holdings Co., Ltd.	103,026	0.1
32,000		Cosmo Oil Co., Ltd.	62,318	0.0
17,000		Daihatsu Motor Co., Ltd.	302,696	0.1
1,800		Daiichi Sankyo Co., Ltd.	27,831	0.0
2,400		Dainippon Sumitomo Pharma Co., Ltd.	28,276	0.0
300		Daito Trust Construction Co., Ltd.	29,148	0.0
17,000		Daiwa House Industry Co., Ltd.	260,642	0.1
900		Dena Co., Ltd.	32,974	0.0
1,200		Dentsu, Inc.	29,404	0.0
1,581		East Japan Railway Co.	103,931	0.1
1,000		Eisai Co., Ltd.	42,032	0.0
1,800		Electric Power Development Co., Ltd.	45,569	0.0
2,300		FamilyMart Co., Ltd.	102,227	0.1
4,600		Fuji Photo Film Co., Ltd.	84,715	0.0
8,000		Fujitsu Ltd.	30,412	0.0
12,000		Fukuoka Financial Group, Inc.	47,441	0.0
1,700		Gree, Inc.	29,533	0.0
500		Hisamitsu Pharmaceutical Co., Inc.	26,066	0.0
8,600		Hitachi Chemical Co., Ltd.	123,316	0.1
1,300		Hitachi High-Technologies Corp.	29,035	0.0
5,000		Hitachi Ltd.	28,977	0.0
7,600		Hokuriku Electric Power Co.	84,322	0.0
3,100		Honda Motor Co., Ltd.	103,327	0.1
5,600		Hoya Corp.	107,736	0.1
8,000		Ibiden Co., Ltd.	110,114	0.1
1,800		Idemitsu Kosan Co., Ltd.	147,926	0.1
153,000		IHI Corp.	340,910	0.2
6		Inpex Holdings, Inc.	32,265	0.0
45,000		Isuzu Motors Ltd.	264,958	0.1
17,800		Itochu Corp.	178,543	0.1
600		Itochu Techno-Solutions Corp.	27,529	0.0
1,300		Japan Petroleum Exploration Co.	45,456	0.0
14,000		Japan Tobacco, Inc.	419,784	0.2
5,000		JGC Corp.	165,586	0.1
49		Jupiter Telecommunications Co.	64,077	0.1
5,400		JX Holdings, Inc.	28,920	0.0
6,000		Kaneka Corp.	30,218	0.0
4,100		Kansai Electric Power Co., Inc.	38,999	0.0
4,200		Kao Corp.	115,485	0.1
500		KDDI Corp.	37,101	0.0
100		Keyence Corp.	27,994	0.0
7,000		Kinden Corp.	42,099	0.0
28,000		Koito Manufacturing Co., Ltd.	385,540	0.2
5,300		Konami Corp.	128,260	0.1
29,000		Konica Minolta Holdings, Inc.	208,098	0.1
300		Kyocera Corp.	27,761	0.0
3,000		Kyowa Hakko Kogyo Co., Ltd.	30,644	0.0
5,700		Kyushu Electric Power Co., Inc.	53,416	0.0
24,000		Marubeni Corp.	158,782	0.1
7,100		Marui Group Co., Ltd.	48,078	0.0
3,800		Maruichi Steel Tube Ltd.	82,279	0.0
1,700		McDonald’s Holdings Co. Japan Ltd.	48,470	0.0
8,600		Medipal Holdings Corp.	101,916	0.1
1,386		Miraca Holdings, Inc.	56,411	0.0
65,500		Mitsubishi Chemical Holdings Corp.	287,367	0.1
10,400		Mitsubishi Corp.	197,966	0.1
3,000		Mitsubishi Estate Co., Ltd.	58,068	0.0
6,000		Mitsubishi Gas Chemical Co., Inc.	35,536	0.0
33,000	@	Mitsubishi Motors Corp.	30,876	0.0
2,000		Mitsubishi Tanabe Pharma Corp.	27,221	0.0
52,100		Mitsubishi UFJ Financial Group, Inc.	239,629	0.1
3,200		Mitsubishi UFJ Lease & Finance Co., Ltd.	139,878	0.1
13,900		Mitsui & Co., Ltd.	192,927	0.1
132,000		Mitsui Chemicals, Inc.	299,054	0.1
3,497		Mitsui Fudosan Co., Ltd.	73,302	0.0
4,300		Mitsui Sumitomo Insurance Group Holdings, Inc.	74,964	0.0
381,523		Mizuho Financial Group, Inc.	615,107	0.3
600		Murata Manufacturing Co., Ltd.	34,133	0.0
8,800		Namco Bandai Holdings, Inc.	123,542	0.1
16,000		NEC Corp.	28,002	0.0
2,400	@	Nexon Co. Ltd	26,976	0.0

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of November 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Japan: (continued)
3,400		NHK Spring Co., Ltd.	$28,610	0.0
200		Nintendo Co., Ltd.	24,035	0.0
5,000		Nippon Electric Glass Co., Ltd.	28,633	0.0
27,000		Nippon Express Co., Ltd.	97,161	0.1
73,000		Nippon Steel Corp.	168,321	0.1
8,500		Nippon Telegraph & Telephone Corp.	382,369	0.2
5,500		Nissan Motor Co., Ltd.	53,606	0.0
5,000		NKSJ Holdings, Inc.	95,236	0.1
7,100		NOK Corp.	109,178	0.1
12,100		Nomura Real Estate Holdings, Inc.	209,905	0.1
6		Nomura Real Estate Office Fund, Inc.	35,972	0.0
1,400		Nomura Research Institute Ltd.	27,139	0.0
10		NTT Data Corp.	29,079	0.0
152		NTT DoCoMo, Inc.	220,359	0.1
97		NTT Urban Development Corp.	82,411	0.0
1,400		Omron Corp.	31,128	0.0
500		Ono Pharmaceutical Co., Ltd.	27,388	0.0
600		Oracle Corp. Japan	25,246	0.0
300		Oriental Land Co., Ltd.	38,618	0.0
1,350		ORIX Corp.	136,029	0.1
10,000		Osaka Gas Co., Ltd.	39,316	0.0
300		Otsuka Corp.	23,853	0.0
13,200		Otsuka Holdings Co. Ltd.	392,128	0.2
3,000		Ricoh Co., Ltd.	27,968	0.0
1,500		Rohm Co., Ltd.	42,850	0.0
2,400		Sankyo Co., Ltd.	98,467	0.1
700		Santen Pharmaceutical Co., Ltd.	30,080	0.0
600		Secom Co., Ltd.	30,793	0.0
27,000		Sekisui Chemical Co., Ltd.	212,195	0.1
7,200		Seven & I Holdings Co., Ltd.	209,829	0.1
8,600		Shikoku Electric Power Co., Inc.	117,094	0.1
11,000		Shimadzu Corp.	70,385	0.0
1,500		Shimamura Co., Ltd.	151,747	0.1
20,000		Shinsei Bank Ltd.	34,073	0.0
19,100		Shionogi & Co., Ltd.	323,734	0.2
3,200		Shiseido Co., Ltd.	46,497	0.0
4,800		Showa Shell Sekiyu KK	28,027	0.0
5,000		Softbank Corp.	188,062	0.1
100,700		Sojitz Corp.	127,354	0.1
2,700		Sony Corp.	26,307	0.0
2,100		Square Enix Co., Ltd.	28,295	0.0
4,100		Sumco Corp.	28,837	0.0
7,600		Sumitomo Corp.	94,670	0.1
84,000		Sumitomo Heavy Industries	354,927	0.2
12,500		Sumitomo Mitsui Financial Group, Inc.	404,630	0.2
1,000		Sumitomo Realty & Development Co., Ltd.	27,349	0.0
900		Suzuken Co., Ltd.	26,841	0.0
3,200		Suzuki Motor Corp.	76,205	0.0
600		Sysmex Corp.	27,167	0.0
14,500		T&D Holdings, Inc.	156,654	0.1
112,000		Taisei Corp.	305,021	0.1
400		Taisho Pharmaceutical Holdings Co. Ltd.	29,496	0.0
4,232		Takeda Pharmaceutical Co., Ltd.	193,729	0.1
800		TDK Corp.	31,455	0.0
13,000		Teijin Ltd.	29,957	0.0
700		Terumo Corp.	29,745	0.0
5,000		Toho Gas Co., Ltd.	29,065	0.0
4,200		Tohoku Electric Power Co., Inc.	38,142	0.0
4,489		Tokio Marine Holdings, Inc.	115,602	0.1
1,400		Tokyo Electron Ltd.	62,718	0.0
12,000		Tokyo Gas Co., Ltd.	58,911	0.0
5,000		Tokyu Land Corp.	29,439	0.0
3,000		TonenGeneral Sekiyu KK	27,896	0.0
11,000		Toppan Printing Co., Ltd.	68,313	0.0
8,000		Toshiba Corp.	27,396	0.0
3,000		Toyo Suisan Kaisha Ltd.	82,365	0.0
1,400		Toyoda Gosei Co., Ltd.	29,443	0.0
4,600		Toyota Boshoku Corp.	47,833	0.0
17,400		Toyota Motor Corp.	749,194	0.3
9,400		Toyota Tsusho Corp.	217,175	0.1
3,600		Trend Micro, Inc.	94,364	0.0
900		Tsumura & Co.	29,260	0.0
800		Uni-Charm Corp.	40,895	0.0
1,140		USS Co., Ltd.	121,734	0.1
4,000		Yamaguchi Financial Group, Inc.	36,517	0.0
15,500		Yamato Holdings Co., Ltd.	232,656	0.1
4,000		Yaskawa Electric Corp.	32,074	0.0
2,500		Yokogawa Electric Corp.	26,598	0.0
			19,346,497	8.5
		Luxembourg: 0.2%
10,263		ArcelorMittal	156,028	0.1
17,666		Tenaris S.A.	350,742	0.1
			506,770	0.2
		Macau: 0.1%
28,800		Sands China Ltd.	122,776	0.1
		Netherlands: 1.8%
63,511		Aegon NV	365,243	0.2
1,689		ASML Holding NV	105,588	0.1
1,734		Delta Lloyd NV	25,923	0.0
4,917		European Aeronautic Defence and Space Co. NV	165,753	0.1
4,898		Fugro NV	294,145	0.1
314		Gemalto NV	28,894	0.0
1,459		Heineken Holding NV	79,059	0.0
1,021		Heineken NV	67,384	0.0
18,634		Koninklijke Ahold NV	236,390	0.1
31,264		Koninklijke KPN NV	177,068	0.1
1,576	@	Qiagen NV	29,173	0.0
834		Randstad Holdings NV	27,157	0.0
21,973		Royal Dutch Shell PLC - Class A	735,690	0.3
27,578		Royal Dutch Shell PLC - Class B	951,968	0.4
26,326		Koninklijke Philips Electronics NV	680,816	0.3
4,700		Unilever NV	178,359	0.1
			4,148,610	1.8
		New Zealand: 0.1%
6,401	@	Contact Energy Ltd.	27,974	0.0

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of November 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		New Zealand: (continued)
6,039		Fletcher Building Ltd.	$39,273	0.0
45,845		Telecom Corp. of New Zealand Ltd.	86,965	0.1
			154,212	0.1
		Norway: 0.5%
1,274		Subsea 7 SA	29,061	0.0
1,463		Aker Kvaerner ASA	27,494	0.0
4,872		SeaDrill Ltd.	187,214	0.1
18,524		Statoil ASA	452,556	0.2
9,732		Yara International ASA	487,974	0.2
			1,184,299	0.5
		Portugal: 0.1%
79,201		Energias de Portugal S.A.	200,403	0.1
1,786		Galp Energia SGPS S.A.	27,400	0.0
1,585		Jeronimo Martins	29,548	0.0
13,479		Portugal Telecom SGPS S.A.	62,617	0.0
			319,968	0.1
		Singapore: 0.6%
7,000		DBS Group Holdings Ltd.	82,840	0.0
18,000		Fraser and Neave Ltd.	138,968	0.1
112,000		Genting International PLC	117,395	0.1
63,000		Golden Agri-Resources Ltd.	34,041	0.0
92,000		Hutchison Port Holdings Trust	71,300	0.0
1,000		Jardine Cycle & Carriage Ltd.	40,021	0.0
6,000		Keppel Corp., Ltd.	52,608	0.0
36,000		Olam International Ltd.	46,401	0.0
6,000		Oversea-Chinese Banking Corp.	46,237	0.0
10,000		SembCorp Industries Ltd.	42,401	0.0
4,000		Singapore Airlines Ltd.	35,070	0.0
47,000		Singapore Telecommunications Ltd.	127,454	0.1
10,000		StarHub Ltd.	30,532	0.0
7,000		United Overseas Bank Ltd.	107,318	0.1
56,000		United Overseas Land Ltd.	266,924	0.1
163,000		Yangzijiang Shipbuilding Holdings Ltd.	124,648	0.1
			1,364,158	0.6
		Spain: 1.5%
463		Acciona S.A.	30,048	0.0
17,128		Amadeus IT Holding S.A.	400,119	0.2
139,858		Banco Popular Espanol S.A.	116,952	0.1
50,401		Banco Santander Central Hispano S.A.	388,264	0.2
16,615		Banco Bilbao Vizcaya Argentaria S.A.	140,969	0.1
9,631		CaixaBank	36,829	0.0
20,086		Distribuidora Internacional de Alimentacion SA	124,825	0.1
13,428		Enagas	274,859	0.1
34,149		Ferrovial SA	506,649	0.2
1,824		Gas Natural SDG S.A.	28,328	0.0
847	@	Grifols SA	27,118	0.0
5,599		Iberdrola S.A.	27,821	0.0
4,698		Inditex S.A.	644,945	0.3
28,279		Corp. Mapfre S.A.	79,643	0.0
10,513		Red Electrica de Espana	487,222	0.2
1,418		Repsol YPF S.A.	30,097	0.0
7,538		Telefonica S.A.	99,022	0.0
			3,443,710	1.5
		Sweden: 1.2%
15,465		Assa Abloy AB	560,301	0.3
16,299		Atlas Copco AB - Class B	376,568	0.2
6,915		Boliden AB	122,567	0.1
1,953		Elekta AB	28,241	0.0
3,369		Telefonaktiebolaget LM Ericsson	31,580	0.0
2,361		Getinge AB	76,163	0.0
1,174		Hexagon AB	29,102	0.0
2,913		Industrivarden AB	43,271	0.0
1,407		Investor AB	32,623	0.0
18,681		Kinnevik Investment AB	364,060	0.2
1,167	@	Lundin Petroleum AB	27,609	0.0
328		Millicom International Cellular S.A.	28,165	0.0
9,692		Nordea Bank AB	88,861	0.0
3,829		Securitas AB	29,998	0.0
13,338		SKF AB - B Shares	321,127	0.2
2,137		Svenska Handelsbanken AB	76,055	0.0
1,497		Swedbank AB	27,683	0.0
11,952		Swedish Match AB	420,897	0.2
4,439		Tele2 AB - B Shares	77,624	0.0
4,249		TeliaSonera AB	28,522	0.0
			2,791,017	1.2
		Switzerland: 4.1%
2,448		ABB Ltd.	47,733	0.0
11,767		ACE Ltd.	932,299	0.4
7,058	@	Actelion Ltd. - Reg	349,834	0.2
8,111	@	Adecco S.A.	401,331	0.2
3,693		Cie Financiere Richemont SA	285,040	0.1
4,553	@	Credit Suisse Group	107,868	0.0
1,681	@	Geberit AG - Reg	355,473	0.2
12,110		Glencore International PLC	67,069	0.0
86		Lindt & Spruengli AG	276,581	0.1
5		Lindt & Spruengli AG - REG	189,006	0.1
552		Lonza Group AG	26,625	0.0
26,333		Nestle S.A.	1,723,696	0.8
19,572		Novartis AG	1,212,825	0.5
224		Partners Group	48,835	0.0
6,881		Roche Holding AG - Genusschein	1,355,524	0.6
13		SGS S.A.	29,184	0.0
273		Sonova Holding AG - Reg	29,822	0.0
4,654	@	STMicroelectronics NV	29,627	0.0
2,932		Swiss Life Holding	392,734	0.2
2,099	@	Swiss Re Ltd.	151,376	0.1
68		Swisscom AG	28,645	0.0
1,375		Syngenta AG	550,491	0.2
575	@	Transocean Ltd.	26,318	0.0
10,661	@	UBS AG - Reg	167,181	0.1
2,407	@	Zurich Financial Services AG	614,859	0.3
			9,399,976	4.1
		United Kingdom: 8.9%
67,895		Aberdeen Asset Management PLC	367,780	0.2

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of November 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		United Kingdom: (continued)
26,598		Amec PLC	$444,959	0.2
5,490		Anglo American PLC	152,474	0.1
37,069		ARM Holdings PLC	461,144	0.2
4,421		Associated British Foods PLC	104,736	0.0
7,961		AstraZeneca PLC	378,134	0.2
8,166		Aviva PLC	45,959	0.0
19,474		BAE Systems PLC	102,194	0.0
6,439		Balfour Beatty PLC	26,672	0.0
192,154		Barclays PLC	762,149	0.3
20,047		BG Group PLC	343,938	0.2
14,295		BHP Billiton PLC	450,227	0.2
147,921		BP PLC	1,026,913	0.5
22,335		British American Tobacco PLC	1,173,282	0.5
3,887		British Land Co. PLC	34,276	0.0
63,388		BT Group PLC	237,075	0.1
28,442		Bunzl PLC	468,983	0.2
729		Carnival PLC	29,572	0.0
5,394		Centrica PLC	28,169	0.0
9,625		Cobham PLC	32,707	0.0
5,661		Compass Group PLC	65,424	0.0
9,090		Croda International	346,920	0.2
16,089		Diageo PLC	479,891	0.2
28,091		Eurasian Natural Resources Corp.	121,621	0.1
10,545		Experian Group Ltd.	175,319	0.1
30,927		GlaxoSmithKline PLC	662,337	0.3
3,958		Hammerson PLC	29,902	0.0
148,193		HSBC Holdings PLC	1,513,371	0.7
69,151		ICAP PLC	323,253	0.1
20,244		Imperial Tobacco Group PLC	810,126	0.4
35,291		Inmarsat PLC	332,326	0.1
13,775		InterContinental Hotels Group PLC	368,329	0.2
613		Intertek Group PLC	30,359	0.0
41,290		ITV PLC	65,501	0.0
4,933		J Sainsbury PLC	27,015	0.0
9,494		Johnson Matthey PLC	365,268	0.2
24,956		Kingfisher PLC	111,249	0.1
25,178		Legal & General Group PLC	58,845	0.0
79,658	@	Lloyds TSB Group PLC	59,485	0.0
2,872		London Stock Exchange Group PLC	45,021	0.0
37,108		National Grid PLC	419,445	0.2
7,865		Next PLC	461,632	0.2
133,748		Old Mutual PLC	367,487	0.2
1,418		Pearson PLC	26,797	0.0
10,294		Petrofac Ltd.	268,578	0.1
5,276		Prudential PLC	76,697	0.0
9,528		Reckitt Benckiser PLC	599,309	0.3
2,833		Reed Elsevier PLC	29,178	0.0
7,430		Resolution Ltd.	28,317	0.0
9,502		Rio Tinto PLC	471,837	0.2
6,274	@	Royal Bank of Scotland Group PLC	29,728	0.0
61,739		Royal & Sun Alliance Insurance Group	116,297	0.1
56,800		Sage Group PLC	283,736	0.1
3,367		Scottish & Southern Energy PLC	76,959	0.0
3,060		Serco Group PLC	26,834	0.0
1,114		Severn Trent PLC	28,830	0.0
1,654		Shire PLC	47,758	0.0
33,360		Smith & Nephew PLC	351,472	0.2
30,055		Standard Chartered PLC	701,036	0.3
7,047		Standard Life PLC	36,155	0.0
125,719		Tesco PLC	655,844	0.3
9,124		TUI Travel PLC	39,694	0.0
18,588		Tullow Oil PLC	410,274	0.2
4,715		Unilever PLC	180,916	0.1
2,626		United Utilities Group PLC	28,680	0.0
345,947		Vodafone Group PLC	892,419	0.4
6,577		WM Morrison Supermarkets PLC	28,338	0.0
4,720		Wolseley PLC	219,299	0.1
39,182		WPP PLC	537,967	0.2
16,872		Xstrata PLC	279,727	0.1
			20,384,145	8.9
		United States: 55.5%
13,718		3M Co.	1,247,652	0.5
14,831		Abbott Laboratories	964,015	0.4
7,470		AES Corp.	79,705	0.0
2,462		Aflac, Inc.	130,461	0.1
20,673		Agilent Technologies, Inc.	791,569	0.3
15,494		AGL Resources, Inc.	603,956	0.3
10,854	@	American International Group, Inc.	359,593	0.2
9,413		Allergan, Inc.	873,056	0.4
12,847		Allstate Corp.	520,047	0.2
1,968		Altera Corp.	63,743	0.0
41,160		Altria Group, Inc.	1,391,620	0.6
1,066	@	Amazon.com, Inc.	268,685	0.1
10,704		American Express Co.	598,354	0.3
5,200		American Tower Corp.	389,636	0.2
2,017		Ameriprise Financial, Inc.	122,371	0.1
7,137		Amgen, Inc.	633,766	0.3
8,128		Apache Corp.	626,588	0.3
10,027		Apple, Inc.	5,868,603	2.6
41,910		Applied Materials, Inc.	449,694	0.2
40,157		AT&T, Inc.	1,370,558	0.6
3,675	@	Autodesk, Inc.	121,753	0.1
81,093		Bank of America Corp.	799,577	0.3
2,596		Baxter International, Inc.	172,037	0.1
5,652		Beam, Inc.	317,134	0.1
20,477		Bemis Co., Inc.	688,027	0.3
11,234	@	Berkshire Hathaway, Inc.	989,491	0.4
2,476	@	Biogen Idec, Inc.	369,147	0.2
2,369		Boeing Co.	175,969	0.1
7,594		Boston Properties, Inc.	779,372	0.3
93,995	@	Boston Scientific Corp.	520,732	0.2
19,951		Bristol-Myers Squibb Co.	651,001	0.3
32,089		CA, Inc.	711,092	0.3
16,609		Campbell Soup Co.	610,381	0.3
4,100		Capital One Financial Corp.	236,160	0.1
16,200		Cardinal Health, Inc.	655,290	0.3
16,300		Carnival Corp.	630,158	0.3
29,257	@	CBRE Group, Inc.	553,835	0.2
14,127		CBS Corp. - Class B	508,289	0.2
20,657		CenterPoint Energy, Inc.	407,563	0.2
3,335		CF Industries Holdings, Inc.	713,790	0.3
25,828		Chevron Corp.	2,729,761	1.2
478	@	Chipotle Mexican Grill, Inc.	126,087	0.1
7,840		Chubb Corp.	603,602	0.3
4,769		Cincinnati Financial Corp.	193,240	0.1
42,518		Cisco Systems, Inc.	804,015	0.3
21,849		Citigroup, Inc.	755,320	0.3

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of November 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		United States: (continued)
22,626		Coca-Cola Co.	$857,978	0.4
7,907		Coca-Cola Enterprises, Inc.	246,540	0.1
41,568		Comcast Corp. — Class A	1,545,498	0.7
10,140		ConocoPhillips	577,372	0.3
10,234		Consolidated Edison, Inc.	570,955	0.2
5,704	@	Crown Castle International Corp.	385,134	0.2
21,610		CSX Corp.	427,014	0.2
23,161		CVS Caremark Corp.	1,077,218	0.5
1,855		Deere & Co.	155,913	0.1
2,417		Devon Energy Corp.	124,886	0.1
5,420		Diamond Offshore Drilling	373,980	0.2
13,940	@	Discovery Communications, Inc. - Class A	842,115	0.4
2,468	@	Dollar Tree, Inc.	103,014	0.0
13,465		Dominion Resources, Inc.	688,196	0.3
6,078		Dow Chemical Co.	183,495	0.1
2,309		DTE Energy Co.	139,879	0.1
6,837		Duke Energy Corp.	436,337	0.2
12,091		Eastman Chemical Co.	735,737	0.3
2,900		Edison International	131,892	0.1
42,647	@	Electronic Arts, Inc.	631,602	0.3
15,814		Eli Lilly & Co.	775,519	0.3
18,989	@	EMC Corp.	471,307	0.2
3,270		Emerson Electric Co.	164,252	0.1
1,300		Estee Lauder Cos., Inc.	75,725	0.0
26,617		Exelon Corp.	804,366	0.3
18,566		Expeditors International Washington, Inc.	694,740	0.3
20,113	@	Express Scripts Holding Co.	1,083,085	0.5
46,489		ExxonMobil Corp.	4,097,540	1.8
4,100	@	F5 Networks, Inc.	384,088	0.2
17,972		Fastenal Co.	751,409	0.3
20,688		Federated Investors, Inc.	410,657	0.2
9,537		FedEx Corp.	853,848	0.4
13,478		Flir Systems, Inc.	274,951	0.1
66,906		Ford Motor Co.	766,074	0.3
18,963	@	Forest Laboratories, Inc.	672,428	0.3
5,956		Freeport-McMoRan Copper & Gold, Inc.	232,344	0.1
3,882		Gannett Co., Inc.	69,488	0.0
9,640		Gap, Inc.	332,194	0.1
3,122		General Dynamics Corp.	207,613	0.1
137,611		General Electric Co.	2,907,720	1.3
34,100	@	Genworth Financial, Inc.	202,895	0.1
2,756		Goldman Sachs Group, Inc.	324,629	0.1
2,889	@	Google, Inc. - Class A	2,017,591	0.9
19,573		HCP, Inc.	881,764	0.4
5,350		Hershey Co.	391,994	0.2
17,283		Home Depot, Inc.	1,124,605	0.5
22,072		Hormel Foods Corp.	684,453	0.3
37,500		Host Hotels & Resorts, Inc.	550,875	0.2
39,942		Hudson City Bancorp., Inc.	321,933	0.1
7,634		International Business Machines Corp.	1,450,994	0.6
11,232		Illinois Tool Works, Inc.	691,554	0.3
24,850		Intel Corp.	486,314	0.2
5,162	@	IntercontinentalExchange, Inc.	682,158	0.3
17,525		International Paper Co.	650,878	0.3
18,888		Johnson & Johnson	1,317,060	0.6
23,280		JPMorgan Chase & Co.	956,342	0.4
6,400	@	Juniper Networks, Inc.	115,072	0.0
17,197		Keycorp	138,952	0.1
3,400		KLA-Tencor Corp.	154,598	0.1
7,698	@	Kraft Foods Group, Inc.	348,104	0.2
9,136		Linear Technology Corp.	303,224	0.1
1,300		Lockheed Martin Corp.	121,290	0.1
2,452		Loews Corp.	100,238	0.0
3,598		Lorillard, Inc.	435,934	0.2
12,903		Lowe’s Cos., Inc.	465,669	0.2
3,741	@	LyondellBasell Industries NV	186,040	0.1
18,795		Macy’s, Inc.	727,366	0.3
26,345		Marathon Oil Corp.	812,743	0.4
2,469		Marathon Petroleum Corp.	147,004	0.1
1,995		Mastercard, Inc.	974,917	0.4
4,728		Mattel, Inc.	177,347	0.1
15,291		McDonald’s Corp.	1,330,929	0.6
12,255		McGraw-Hill Cos., Inc.	650,863	0.3
7,998		McKesson Corp.	755,571	0.3
36,860		Merck & Co., Inc.	1,632,898	0.7
2,767		Metlife, Inc.	91,837	0.0
23,644	@	MetroPCS Communications, Inc.	251,809	0.1
6,800		Microchip Technology, Inc.	206,856	0.1
73,467	@	Micron Technology, Inc.	439,333	0.2
89,808		Microsoft Corp.	2,390,689	1.0
7,195		Monsanto Co.	658,990	0.3
3,320		Moody’s Corp.	161,286	0.1
50,200		Morgan Stanley	846,874	0.4
3,742		Murphy Oil Corp.	212,321	0.1
44,500	@	Nabors Industries Ltd.	654,150	0.3
4,400		National Oilwell Varco, Inc.	300,520	0.1
4,284		Newell Rubbermaid, Inc.	93,434	0.0
20,440	@	Newfield Exploration Co.	497,510	0.2
18,303		News Corp. - Class A	450,986	0.2
2,018		Norfolk Southern Corp.	121,847	0.1
9,830		Northrop Grumman Corp.	655,661	0.3
31,814		Nvidia Corp.	381,132	0.2
20,566		NYSE Euronext	480,216	0.2
12,299		Occidental Petroleum Corp.	925,008	0.4
57,190		Oracle Corp.	1,835,799	0.8
8,237		PepsiCo, Inc.	578,320	0.3
99,865		Pfizer, Inc.	2,498,622	1.1
19,974		Pacific Gas & Electric Co.	817,935	0.4
19,064		Philip Morris International, Inc.	1,713,472	0.7
6,898		Phillips 66	361,248	0.2
9,375		PNC Financial Services Group, Inc.	526,312	0.2
2,270		PPG Industries, Inc.	282,093	0.1
291	@	Priceline.com, Inc.	192,980	0.1
3,645		Principal Financial Group, Inc.	98,962	0.0
28,617		Procter & Gamble Co.	1,998,325	0.9
13,003		Qualcomm, Inc.	827,251	0.4
6,737		Quest Diagnostics	389,264	0.2
14,817		Raytheon Co.	846,495	0.4
71,805		Regions Financial Corp.	478,939	0.2
4,471		Roper Industries, Inc.	498,651	0.2
1,997		Ross Stores, Inc.	113,669	0.0
2,700	@	Rowan Companies PLC	85,671	0.0
7,908		Schlumberger Ltd.	566,371	0.2

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of November 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		United States: (continued)
8,552	@	Seagate Technology	$214,655	0.1
1,416		Snap-On, Inc.	112,487	0.0
18,628		Spectra Energy Corp.	520,653	0.2
17,700	@	Sprint Nextel Corp.	101,421	0.0
1,900		St. Jude Medical, Inc.	65,132	0.0
12,623		Staples, Inc.	147,689	0.1
17,445		Starbucks Corp.	904,872	0.4
12,400		Starwood Hotels & Resorts Worldwide, Inc.	669,104	0.3
5,500		Stryker Corp.	297,880	0.1
2,700		SunTrust Bank	73,305	0.0
4,200	@	Teradata Corp.	249,816	0.1
20,014	@	Teradyne, Inc.	313,019	0.1
5,328		Tesoro Corp.	225,268	0.1
4,440		Time Warner, Inc.	210,012	0.1
23,314		TJX Cos., Inc.	1,033,743	0.4
12,519		Torchmark Corp.	650,863	0.3
12,427		Travelers Cos., Inc.	880,080	0.4
41,065		Tyson Foods, Inc.	787,216	0.3
1,591		Union Pacific Corp.	195,343	0.1
9,024		United Parcel Service, Inc. - Class B	659,745	0.3
10,217		United Technologies Corp.	818,484	0.4
9,318		UnitedHealth Group, Inc.	506,806	0.2
18,583		UnumProvident Corp.	378,907	0.2
1,900		US Bancorp.	61,294	0.0
8,852		Valero Energy Corp.	285,566	0.1
38,650		Verizon Communications, Inc.	1,705,238	0.7
2,102		Viacom - Class B	108,484	0.0
6,118		Visa, Inc.	915,926	0.4
9,932		Vornado Realty Trust	759,103	0.3
28,108		Walgreen Co.	953,142	0.4
14,914		Wal-Mart Stores, Inc.	1,074,106	0.5
6,651		Walt Disney Co.	330,289	0.1
1,225		Washington Post	449,648	0.2
6,675		WellPoint, Inc.	373,132	0.2
40,605		Wells Fargo & Co.	1,340,371	0.6
27,570		Western Union Co.	347,658	0.1
1,387		Whirlpool Corp.	141,252	0.1
4,000		Whole Foods Market, Inc.	373,440	0.2
9,453		Williams Cos., Inc.	310,437	0.1
4,700	@	WPX Energy, Inc.	74,213	0.0
7,815		Xilinx, Inc.	270,790	0.1
37,333	@	Yahoo!, Inc.	700,740	0.3
8,200		Zions Bancorp.	164,574	0.1
			127,042,137	55.5
		Total Common Stock
		(Cost $215,564,886)	224,993,990	98.2

PREFERRED STOCK: 0.2%
		Germany: 0.2%
11,215		ProSieben SAT.1 Media AG	328,497	0.2
692		RWE AG	26,156	0.0
387		Volkswagen AG	83,894	0.0

		Total Preferred Stock
		(Cost $366,560)	438,547	0.2

		Total Long-Term Investments
		(Cost $215,931,446)	225,432,537	98.4

SHORT-TERM INVESTMENTS: 2.8%
		Mutual Funds: 2.8%
6,504,786		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $6,504,786)	6,504,786	2.8

		Total Short-Term Investments
		(Cost $6,504,786)	6,504,786	2.8

		Total Investments in Securities (Cost $222,436,232)	$231,937,323	101.2
		Liabilities in Excess of Other Assets	(2,802,288)	(1.2)
		Net Assets	$229,135,035	100.0

	@	Non-income producing security

		Cost for federal income tax purposes is $223,604,419.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$17,153,955
		Gross Unrealized Depreciation	(8,821,051)
		Net Unrealized Appreciation	$8,332,904

Sector Diversification	Percentage of Net Assets
Financials	19.1%
Information Technology	12.0
Industrials	11.4
Health Care	11.4
Consumer Staples	11.3
Consumer Discretionary	10.7
Energy	9.5
Materials	5.8
Utilities	3.6
Telecommunication Services	3.6
Telecommunications	0.0
Short-Term Investments	2.8
Liabilities in Excess of Other Assets	(1.2)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of November 30, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of November 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2012
Asset Table
Investments, at fair value
Common Stock
Australia	$1,748	$8,304,110	$—	$8,305,858
Austria	—	141,672	—	141,672
Belgium	—	1,380,307	—	1,380,307
China	—	52,186	—	52,186
Denmark	—	1,190,080	—	1,190,080
Finland	—	968,338	—	968,338
France	32,024	9,430,103	—	9,462,127
Germany	—	7,703,658	—	7,703,658
Hong Kong	—	3,011,949	—	3,011,949
Ireland	771,326	25,362	—	796,688
Israel	—	553,473	—	553,473
Italy	—	1,219,379	—	1,219,379
Japan	64,077	19,282,420	—	19,346,497
Luxembourg	—	506,770	—	506,770
Macau	—	122,776	—	122,776
Netherlands	—	4,148,610	—	4,148,610
New Zealand	—	154,212	—	154,212
Norway	—	1,184,299	—	1,184,299
Portugal	62,617	257,351	—	319,968
Singapore	71,300	1,292,858	—	1,364,158
Spain	—	3,443,710	—	3,443,710
Sweden	—	2,791,017	—	2,791,017
Switzerland	932,299	8,467,677	—	9,399,976
United Kingdom	—	20,384,145	—	20,384,145
United States	127,042,137	—	—	127,042,137
Total Common Stock	128,977,528	96,016,462	—	224,993,990
Preferred Stock	—	438,547	—	438,547
Short-Term Investments	6,504,786	—	—	6,504,786
Total Investments, at fair value	$135,482,314	$96,455,009	$—	$231,937,323
Other Financial Instruments+
Futures	39,393	—	—	39,393
Forward Foreign Currency Contracts	—	262,255	—	262,255
Total Assets	$135,521,707	$96,717,264	$—	$232,238,971
Liabilities Table
Other Financial Instruments+
Futures	$(39,603)	$—	$—	$(39,603)
Written Options	—	(4,513,178)	—	(4,513,178)
Forward Foreign Currency Contracts	—	(947,110)	—	(947,110)
Total Liabilities	$(39,603)	$(5,460,288)	$—	$(5,499,891)

+                 Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#                 The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended November 30, 2012.

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of May 31, 2012 (Unaudited) (continued)

At November 30, 2012, the following forward foreign currency contracts were outstanding for the ING Global Advantage and Premium Opportunity Fund:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Brown Brothers Harriman	Australian Dollar	7,600,000	Sell	12/24/12	$7,824,884	$7,918,712	$(93,828)
Brown Brothers Harriman	Danish Krone	6,700,000	Sell	12/27/12	1,149,465	1,168,677	(19,212)
UBS Warburg LLC	British Pound	13,000,000	Sell	12/24/12	20,622,030	20,827,548	(205,518)
Barclays Bank PLC	Japanese Yen	1,440,000,000	Sell	12/26/12	17,735,475	17,473,220	262,255
Credit Suisse First Boston	Singapore Dollar	1,800,000	Sell	12/24/12	1,469,706	1,474,677	(4,971)
Barclays Bank PLC	Swedish Krona	18,550,000	Sell	12/27/12	2,743,229	2,786,143	(42,914)
Citigroup, Inc.	Norwegian Krone	6,300,000	Sell	12/27/12	1,093,953	1,111,238	(17,285)
The Bank of New York Mellon Corp.	Swiss Franc	7,400,000	Sell	12/24/12	7,861,067	7,987,795	(126,728)
The Bank of New York Mellon Corp.	EU Euro	20,400,000	Sell	12/24/12	26,100,392	26,537,046	(436,654)
							$(684,855)

ING Global Advantage and Premium Opportunity Fund Open Futures Contracts on November 30, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Mini MSCI EAFE Index	47	12/21/12	$3,664,355	$39,393
S&P 500 E-Mini	57	12/21/12	4,031,040	(39,603)
			$7,695,395	$(210)

ING Global Advantage and Premium Opportunity Fund Written OTC Options on November 30, 2012:

Number of Contracts	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Options on Indices
1,268	Merrill Lynch & Co., Inc.	Call on S&P/ASX 200 Index	4,483.800	AUD	12/20/12	$88,714	$(76,928)
1,824	Merrill Lynch & Co., Inc.	Call on DAX Index	7,204.960	EUR	12/20/12	393,515	(549,451)
2,613	JPMorgan Chase & Co.	Call on FTSE 100 Index	5,776.050	GBP	12/20/12	397,776	(475,483)
142,464	UBS Warburg LLC	Call on Nikkei 225 Index	8,837.150	JPY	12/20/12	348,944	(1,073,563)
64,994	UBS Warburg LLC	Call on S&P® 500 Index	1,387.810	USD	12/20/12	1,325,877	(2,337,753)
			Total Written OTC Options			$2,554,826	$(4,513,178)

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of May 31, 2012 (Unaudited) (continued)

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure as of November 30, 2012:

Derivatives Fair Value*
Equity contracts	$(4,513,388)
Foreign exchange contracts	(684,855)
Total	$(5,198,243)

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps, purchased options and written options are reported at their market value at measurement date.

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Global Advantage and Premium Opportunity Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 25, 2013

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	January 25, 2013